Other Financial Liabilities - Summary of Changes in Reserve for Cash Flow Hedges (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Other Financial Liabilities [Line Items]
Foreign currency exchange differences recognized in profit and loss, net	$ 8,516,874	$ 12,978,471	$ (51,277,332)
Reserve for Cash Flow Hedges [Member]
Disclosure of Other Financial Liabilities [Line Items]
Balance in hedging reserves (hedging income) at the beginning of the period, net	(52,747,646)	(74,953,393)	(39,805,098)
Foreign currency exchange differences recognized in equity, net	17,321,594	14,317,257	(38,579,730)
Foreign currency exchange differences recognized in profit and loss, net	8,258,044	7,888,490	3,431,435
Balance in hedging reserves (hedging income) at the end of the period, net	$ (27,168,008)	$ (52,747,646)	$ (74,953,393)